Changes in cash and cash equivalents, bank overdrafts and liabilities arising from financing activities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Cash and cash equivalents [abstract]
Cash outflow for leases	$ 359	$ 377